Leases Obligations relating to Finance Leases (Details)	1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended	35 Months Ended	36 Months Ended
	May 31, 2019 USD ($)	Jan. 31, 2019	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2019 USD ($) vessel lease	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel lease	Dec. 31, 2018 USD ($) vessel	Jan. 31, 2019 company lease	Jul. 01, 2019 vessel	Nov. 01, 2018 vessel
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						$ 1,826,732,000	$ 1,826,732,000		$ 1,673,845,000	$ 1,673,845,000
Proceeds from financing related to sale-leaseback of vessels							$ 222,400,000	$ 243,812,000
Finance Leased Assets, Number of Units | vessel						22	22
Current obligations related to finance leases (note 6)						$ (89,922,000)	$ (89,922,000)		(102,115,000)	(102,115,000)
Long-term obligations related to finance leases (note 6)						$ 1,736,810,000	$ 1,736,810,000		$ 1,571,730,000	$ 1,571,730,000
Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		P15Y
Lessee, Finance Lease, Option to Extend		P5Y
Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent						7.70%	7.70%		7.50%	7.50%
Number Of Vessels | vessel									6
Suezmax Tankers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due									$ 24,200,000	$ 24,200,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount						$ 200,000	$ 200,000
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate											5.20%
Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors | vessel							16
Actual Hull Coverage Ratio						133.00%	133.00%		122.00%	122.00%
Debt Covenant Minimum Hull Coverage Ratio							100.00%
Bareboat charters | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line						$ 35,000,000	$ 35,000,000
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt						5.00%	5.00%
May 2019 Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels	$ 63,700,000
Finance Leased Assets, Number of Units	0
November 2018 Sale-leaseback Transaction [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels			$ 84,700,000
Finance Leased Assets, Number of Units | vessel			4
Aframax Tanker [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels				$ 156,600,000
Suezmax Tanker Sale Leaseback [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Proceeds from financing related to sale-leaseback of vessels					$ 153,000,000
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Period Required to Maintain 90% Hull Coverage Ratio									3 years
July 2017 Sale Leaseback [Member] | Bareboat charters | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel									4
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3							90.00%
Minimum [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms					P9Y
Minimum [Member] | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms											P10Y
Maximum | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms					P12Y
Maximum | LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms											P15Y
Vessels Four [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel						4	4
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 2							78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4							80.00%
Finance Lease, Liability, Payment, Due						$ 632,000,000	$ 632,000,000		$ 557,100,000	$ 557,100,000
Debt Covenant Minimum Hull Coverage Ratio, Thereafter							90.00%
Suezmax, Aframax and LR2 Vessels [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Lessee, Operating Lease, Liability, Undiscounted Excess Amount						$ 203,200,000	$ 203,200,000		$ 181,800,000	$ 181,800,000
Actual Hull Coverage Ratio									96.50%	96.50%
Debt Covenant Minimum Hull Coverage Ratio						75.00%
Aframax Tanker [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 1							75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2							78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4							80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter							90.00%
Actual Hull Coverage Ratio						102.00%	102.00%		91.00%	91.00%
Aframax Tanker [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels Obligated to Purchase						$ 6	$ 6
Aframax Tanker [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel													2
Aframax Tanker [Member] | Aframax Tanker [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel			6
Suezmax Tankers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel									1	1
Suezmax Tankers [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels Obligated to Purchase						$ 2	$ 2
Debt Covenant Minimum Hull Coverage Ratio, Thereafter						100.00%
Actual Hull Coverage Ratio						112.00%	112.00%		101.00%	101.00%
Suezmax Tankers [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel													1
Suezmax Tankers [Member] | Suezmax Tanker Sale Leaseback [Member] | Option to Purchase July 2020-2029 [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel							16
Suezmax Tankers [Member] | Suezmax Tanker Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel												4
LR2 Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | vessel							2
LR2 Tankers [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel													1
Vessel Two [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Leased Assets, Number of Units | vessel						2	2
LNG Carriers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months						$ 67,962,000	$ 67,962,000		$ 119,517,000	$ 119,517,000
Finance Lease, Liability, Payments, Due Year Two						134,915,000	134,915,000		118,685,000	118,685,000
Finance Lease, Liability, Payments, Due Year Three						133,542,000	133,542,000		117,772,000	117,772,000
Finance Lease, Liability, Payments, Due Year Four						132,312,000	132,312,000		116,978,000	116,978,000
Finance Lease, Liability, Payments, Due Year Five						131,237,000	131,237,000		116,338,000	116,338,000
Finance Lease, Liability, Payments, Due after Year Five						1,295,440,000	1,295,440,000		1,120,670,000	1,120,670,000
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						1,399,796,000	$ 1,399,796,000		$ 1,274,569,000	$ 1,274,569,000
Number Of Vessels							9		8	8
Number of Lessors | company											9
Finance Lease, Liability, Payment, Due						1,900,000,000	$ 1,900,000,000		$ 1,700,000,000	$ 1,700,000,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount						495,600,000	495,600,000		435,300,000	435,300,000
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months						30,336,000	30,336,000		47,962,000	47,962,000
Finance Lease, Liability, Payments, Due Year Two						56,364,000	56,364,000		47,373,000	47,373,000
Finance Lease, Liability, Payments, Due Year Three						56,202,000	56,202,000		47,237,000	47,237,000
Finance Lease, Liability, Payments, Due Year Four						56,193,000	56,193,000		47,230,000	47,230,000
Finance Lease, Liability, Payments, Due Year Five						56,184,000	56,184,000		47,222,000	47,222,000
Finance Lease, Liability, Payments, Due after Year Five						376,750,000	376,750,000		320,064,000	320,064,000
Suezmax Tankers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						0	0		23,987,000	23,987,000
Suezmax Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						222,859,000	222,859,000		165,145,000	165,145,000
Aframax Tanker [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						178,518,000	178,518,000		184,021,000	184,021,000
LR2 Tankers [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability						$ 25,559,000	$ 25,559,000		$ 26,123,000	$ 26,123,000
Variable Interest Entity, Primary Beneficiary [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number of Lessors | lease											8
Variable Interest Entity, Primary Beneficiary [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Finance Lease Obligations [Member] | Teekay Tankers [Member]
Obligations relating to Finance Leases [Line Items]
Number of Lessors | vessel							14